Investment in associates - Narrative (Details) - Total for all related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about investment property [line items]
Total revenue from related parties	$ 150,892	$ 151,878
Polestar Times Technology
Disclosure of detailed information about investment property [line items]
Total revenue from related parties	$ 0	$ 21,858